Shareholders’ Equity (Details) $ / shares in Units, ¥ in Millions, $ in Millions	Apr. 08, 2021 CNY (¥) shares	Apr. 08, 2021 USD ($) $ / shares shares	Mar. 31, 2022 shares	Mar. 31, 2021 shares
Shareholders’ Equity (Details) [Line Items]
Ordinary shares authorized			140,000,000	140,000,000
Ordinary shares issued			8,267,793	4,517,793
Ordinary shares outstanding			8,267,793	4,517,793
Public price per share (in Dollars per share) | $ / shares		$ 4
Gross proceeds (in Dollars) | $		$ 15.0
Offering fees and expenses	¥ 88.2	$ 13.9
Grandsky Phoenix Limited [Member]
Shareholders’ Equity (Details) [Line Items]
Repurchase of ordinary shares	3,750,000	3,750,000